Income Tax - Schedule of Reconciliation between Income Tax Expense (Benefit) and Profit (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation between Income Tax Expense (Benefit) and Profit (Loss) [Abstract]
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	$ 1,487,031	$ 4,286,824	$ (2,267,658)
Non-taxable income	(1,193,607)
Prior year income tax overestimation			(1,829)
Effects from items disallowed by tax regulation	74,848	913,745	85,387
Utilization of previously unrecognized tax losses	(1,096,751)	(3,017,084)
Effect of tax losses carryforward	(582,335)
Temporary differences not recognized		1,308,011
Taxable loss not recognized as deferred tax assets		24,494	2,614,468
Income tax expense (benefit)	$ (1,310,814)	$ 3,515,990	$ 430,368